Average Annual Total Returns - VanEck Global Natural Resources Portfolio	Apr. 30, 2021
S&P North American Natural Resources Sector Index (reflects no deduction for mutual fund fees or expenses)
Average Annual Return:
1 Year	(19.01%)
5 Years	(0.08%)
10 Years	(2.82%)
Class A
Average Annual Return:
1 Year	21.58%
5 Years	6.97%
10 Years	(3.07%)
Class B
Average Annual Return:
1 Year	21.18%
5 Years	6.68%
10 Years	(3.31%)